Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounts receivables [line items]
Accounts receivables	$ 70.0	$ 82.6
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	63.0	76.5
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	5.7	5.1
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 1.3	$ 1.0